Initial Public Offering (Details) - USD ($)		12 Months Ended
	Oct. 04, 2022	Dec. 31, 2025
IPO [Member] | Common Stock Class A [Member] | DMY SQUARED TECHNOLOGY GROUP, INC [Member]
Initial Public Offering [Line Items]
Stock issued during period, shares, new issues (in Shares)	6,000,000
Shares price (in Dollars per share)	$ 10
Proceeds from issuance initial public offering	$ 60,000,000
Offering costs	3,700,000
Deferred underwriting commissions	2,100,000
Offering costs allocated to derivative warrant liabilities	$ 26,000
Over-Allotment Option [Member] | Public Warrant [Member]
Initial Public Offering [Line Items]
Warrant price per share (in Dollars per share)	$ 11.5
Over-Allotment Option [Member] | DMY SQUARED TECHNOLOGY GROUP, INC [Member]
Initial Public Offering [Line Items]
Shares price (in Dollars per share)	$ 10
Overallotment option vesting period	45 days
Options to purchase (in Shares)	900,000
Deferred underwriting fee		$ 112,000
Over-Allotment Option [Member] | Common Stock Class A [Member] | DMY SQUARED TECHNOLOGY GROUP, INC [Member]
Initial Public Offering [Line Items]
Stock issued during period, shares, new issues (in Shares)	319,000
Offering costs	$ 156,000
Proceeds from issuance of common stock	3,200,000
Deferred underwriting fee	$ 112,000